Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment
Estimated
Category	Useful Lives
Building and improvements	3 years

Estimated
Category	Useful Lives
Building and improvements	3 years

Schedule of Disaggregation of Revenue

The Company disaggregates revenue between subscription and license revenue and professional service revenue.

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Subscription, license and software revenue	$-	$5,387
Professional services	128,518	-
Total revenue	$128,518	$5,387

The Company disaggregates revenue between subscription and license revenue and training and education revenue.

	For the Years Ended
	12/31/2024	12/31/2023

Subscription and license	$27,804	$54,483
Training and education	3,500	16,420
Total Revenue	$31,304	$70,903